Note 5. Convertible Notes and Line of Credit (Details)	1 Months Ended		12 Months Ended
	Jul. 31, 2011 USD ($) shares	Oct. 31, 2008	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($)	Oct. 25, 2010 USD ($) $ / shares	Mar. 01, 2010 USD ($) $ / shares	Dec. 31, 2009 USD ($)	Oct. 23, 2008 USD ($)
Line of Credit Facility, Maximum Borrowing Capacity								$ 1,000,000
Notes and line of credit payable (Note 5)			$ 1,962,500	$ 1,962,500
Line of Credit
Debt Instrument, Interest Rate, Stated Percentage								9.00%
Debt Instrument, Maturity Date		Nov. 01, 2012
Long-term Line of Credit							$ 1,000,000
Notes and line of credit payable (Note 5)			$ 1,000,000
Line of Credit | Employee Stock Option | October 23, 2008
Options, Granted | shares			50,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value | $ / shares			$ 1.75
Line of Credit | Employee Stock Option | October 23, 2008 - 2
Options, Granted | shares			250,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value | $ / shares			$ 1.75
Convertible Promissory Note
Notes and line of credit payable (Note 5)			$ 962,500
Debt Instrument, Debt Default, Amount			$ 962,500
Convertible Promissory Note | A note holder
Debt Instrument, Interest Rate, Stated Percentage			0.00%
Debt Instrument, Face Amount			$ 150,000
Debt Instrument, Debt Default, Amount			$ 244,537
Debt Instrument, Interest Rate, Effective Percentage			7.00%
Convertible Promissory Note | A note holder | Principal
Debt Instrument, Debt Default, Amount			$ 150,000
Convertible Promissory Note | March 1, 2010 Private Placement
Debt Instrument, Interest Rate, Stated Percentage						12.00%
Debt Instrument, Face Amount						$ 25,000
Warrants per unit | shares			50,000
Warrant Exercise Price | $ / shares						$ 1.00
Debt Instrument, Convertible, Number of Equity Instruments			50,000
Notes and line of credit payable (Note 5)			$ 475,000			$ 450,000
Convertible Promissory Note | March 1, 2010 Private Placement | Director
Notes and line of credit payable (Note 5)						$ 25,000
Convertible Promissory Note | October 25, 2010 Private Placement
Debt Instrument, Interest Rate, Stated Percentage					9.00%
Debt Instrument, Face Amount					$ 25,000
Warrants per unit | shares			50,000
Warrant Exercise Price | $ / shares					$ 1.00
Debt Instrument, Convertible, Number of Equity Instruments			50,000
Notes and line of credit payable (Note 5)			$ 487,500		$ 512,500
Debt Conversion, Original Debt, Amount	$ 25,000
Convertible Promissory Note | October 25, 2010 Private Placement | Common Stock
Debt Conversion, Converted Instrument, Shares Issued | shares	50,000